Fair Value Measurement and Fair Value of Financial Instruments - Liabilities Carried at Fair Value Measured on Recurring Basis (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Interest rate swap agreement, current liability	$ 87	$ 1,163	$ 3,888
Fair Value, Measurements, Recurring | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities at fair value	0	0	0
Fair Value, Measurements, Recurring | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities at fair value	87	1,163	3,888
Fair Value, Measurements, Recurring | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities at fair value	0	0	0
Interest rate swap agreements
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Interest rate swap agreement, current liability	87	1,163	3,888
Liabilities at fair value	87	1,163	3,888
Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Interest rate swap agreement, current liability	87	1,163	3,888
Interest rate swap agreements | Fair Value, Measurements, Recurring | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities at fair value	0	0	0
Interest rate swap agreements | Fair Value, Measurements, Recurring | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities at fair value	87	1,163	3,888
Interest rate swap agreements | Fair Value, Measurements, Recurring | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities at fair value	$ 0	$ 0	$ 0